Schedule of investments
Delaware Ivy Strategic Income Fund
December 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 7.09%
Fannie Mae REMIC Series 2014-34 MA 3.00% 2/25/44	59,336	$ 56,424
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2022-DNA2 M2 144A 7.678% (SOFR + 3.75%) 2/25/42 #, •	3,000,000	2,821,333
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2021-DNA5 M2 144A 5.578% (SOFR + 1.65%) 1/25/34 #, •	2,433,281	2,399,850
Freddie Mac Structured Agency Credit Risk REMICs Trust
Series 2021-HQA1 M2 144A 6.178% (SOFR + 2.25%) 8/25/33 #, •	3,000,000	2,825,497
Series 2022-DNA1 M2 144A 6.428% (SOFR + 2.50%) 1/25/42 #, •	3,000,000	2,709,711

GNMA Series 2015-151 KC 3.50% 4/20/34	22,127	21,420
Total Agency Collateralized Mortgage Obligations (cost $11,555,071)		10,834,235

Agency Mortgage-Backed Securities — 2.17%
Fannie Mae S.F. 30 yr
5.00% 10/1/52	713,075	703,214
5.50% 10/1/52	1,735,877	1,740,537
6.00% 12/1/52	866,689	879,744
Total Agency Mortgage-Backed Securities (cost $3,275,236)		3,323,495

Convertible Bonds — 1.07%
Liberty Broadband 144A 2.75% exercise price $857.56, maturity date 9/30/50 #	17,000	16,600
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	435,000	421,950
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	875,000	$ 769,300
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	518,000	419,580
Total Convertible Bonds (cost $1,728,200)		1,627,430

Corporate Bonds — 55.27%
Banking — 8.71%
Banco BBVA Peru 5.25% 9/22/29 μ	125,000	121,644
Banco de Credito del Peru 144A 4.25% 4/1/23 #	550,000	549,296
Banco del Estado de Chile 144A 2.704% 1/9/25 #	1,300,000	1,229,290
Banco General 144A 5.25% 5/7/31 #, μ, ψ	200,000	165,760
Banco Internacional del Peru 144A 3.25% 10/4/26 #	1,500,000	1,382,325
Banco Santander Mexico 144A 5.95% 10/1/28 #, μ	350,000	349,668
Bank of America 6.125% 4/27/27 μ, ψ	145,000	142,644
BBVA Bancomer
144A 1.875% 9/18/25 #	600,000	544,782
144A 5.875% 9/13/34 #, μ	600,000	555,182
5.875% 9/13/34 μ	200,000	185,061

Citigroup 5.61% 9/29/26 μ	540,000	542,878
Citizens Bank 6.064% 10/24/25 μ	285,000	288,417
Corp. Financiera de Desarrollo 144A 2.40% 9/28/27 #	500,000	418,828
Credit Suisse 1.00% 5/5/23	250,000	244,235
Credit Suisse Group
144A 3.091% 5/14/32 #, μ	760,000	526,636
144A 6.442% 8/11/28 #, μ	625,000	570,102
Fifth Third Bancorp
4.337% 4/25/33 μ	86,000	78,820
6.361% 10/27/28 μ	59,000	60,809

Hana Bank 144A 3.50% 10/19/26 #, μ, ψ	200,000	174,018
ICICI Bank 144A 4.00% 3/18/26 #	1,200,000	1,145,335
NQ-IV940 [12/22] 2/23 (2747685)    1

Schedule of investments
Delaware Ivy Strategic Income Fund   (Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)

Itau Unibanco Holding 144A 3.25% 1/24/25 #		470,000	$ 454,944
KeyCorp 4.789% 6/1/33 μ		301,000	285,083
NBK SPC 144A 1.625% 9/15/27 #, μ		1,800,000	1,586,110
NBK Tier 1 144A 3.625% 8/24/26 #, μ, ψ		206,000	180,330
NBK Tier 1 Financing 2 144A 4.50% 8/27/25 #, μ, ψ		300,000	276,197
PNC Financial Services Group 6.00% 5/15/27 *, μ, ψ		110,000	103,633
Power Finance 3.90% 9/16/29		1,100,000	972,714
SVB Financial Group 4.57% 4/29/33 μ		210,000	186,376
			13,321,117
Basic Industry — 2.67%
AngloGold Ashanti Holdings
3.75% 10/1/30		350,000	303,864
6.50% 4/15/40		120,000	115,253

First Quantum Minerals 144A 6.875% 10/15/27 #		505,000	474,843
GUSAP III 144A 4.25% 1/21/30 #		900,000	833,943
Industrias Penoles 144A 4.15% 9/12/29 #		700,000	647,703
Suzano Austria 2.50% 9/15/28		1,000,000	842,810
Westlake 1.625% 7/17/29	EUR	1,000,000	868,453
			4,086,869
Brokerage — 1.69%
Compass Group Diversified Holdings 144A 5.25% 4/15/29 #		436,000	373,692
NFP 144A 6.875% 8/15/28 #		1,687,000	1,394,270
XP 144A 3.25% 7/1/26 #		900,000	809,973
			2,577,935
Capital Goods — 3.19%
Ahern Rentals 144A 7.375% 5/15/23 #		455,000	455,000
BAE Systems Holdings 144A 3.80% 10/7/24 #		500,000	488,572
Canpack 144A 3.875% 11/15/29 #		170,000	134,191
CP Atlas Buyer 144A 7.00% 12/1/28 #		140,000	104,161
DAE Funding 144A 1.55% 8/1/24 #		300,000	278,973
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
GFL Environmental 144A 5.125% 12/15/26 #	76,000	$ 72,803
Madison IAQ 144A 4.125% 6/30/28 #	42,000	35,175
NESCO Holdings II 144A 5.50% 4/15/29 #	612,000	536,296
SAN Miguel Industrias Pet 144A 3.50% 8/2/28 #	450,000	384,601
Standard Industries
144A 4.375% 7/15/30 #	1,392,000	1,137,277
144A 4.75% 1/15/28 #	38,000	34,251

Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	200,000	195,448
Wesco Aircraft Holdings
144A 8.50% 11/15/24 #	807,000	399,465
144A 9.00% 11/15/26 #, *	876,000	593,490
144A 13.125% 11/15/27 #	131,000	33,077
		4,882,780
Communications — 6.07%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	881,000	673,066
Altice Financing 144A 5.75% 8/15/29 #	535,000	421,814
ATP Tower Holdings 144A 4.05% 4/27/26 #	300,000	264,951
CCO Holdings
144A 4.25% 2/1/31 #	41,000	32,980
144A 4.50% 8/15/30 #	530,000	439,057

Colombia Telecomunicaciones 144A 4.95% 7/17/30 #	200,000	159,974
Consolidated Communications
144A 5.00% 10/1/28 #	146,000	107,860
144A 6.50% 10/1/28 #	307,000	239,325

Crown Castle International 3.70% 6/15/26	800,000	761,678
CSC Holdings
144A 5.375% 2/1/28 #	343,000	277,086
144A 5.75% 1/15/30 #	248,000	140,416
Digicel International Finance
144A 8.00% 12/31/26 #	165,386	73,127
144A 8.75% 5/25/24 #	1,132,000	975,309

Directv Financing 144A 5.875% 8/15/27 #	390,000	349,658

2    NQ-IV940 [12/22] 2/23 (2747685)

(Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Frontier Communications Holdings
144A 5.00% 5/1/28 #		203,000	$ 177,424
144A 5.875% 10/15/27 #		336,000	312,739
5.875% 11/1/29		338,226	262,117
144A 6.00% 1/15/30 #		216,000	169,965
144A 6.75% 5/1/29 #, *		219,000	181,470

Globo Comunicacao e Participacoes 144A 4.875% 1/22/30 #		200,000	167,862
IHS Holding 144A 5.625% 11/29/26 #		200,000	166,800
Ligado Networks 144A PIK 15.50% 11/1/23 #, >>		1,219,655	397,729
Matterhorn Telecom 3.125% 9/15/26	EUR	69,000	67,118
Millicom International Cellular 144A 4.50% 4/27/31 #		200,000	168,579
Network i2i 144A 5.65% 1/15/25 #, μ, ψ		250,000	239,688
SK Telecom 144A 3.75% 4/16/23 #		500,000	498,067
Stagwell Global 144A 5.625% 8/15/29 #		339,000	280,168
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #		700,000	538,622
Telesat Canada
144A 5.625% 12/6/26 #		743,000	342,726
144A 6.50% 10/15/27 #		145,000	42,171

VTR Comunicaciones 144A 4.375% 4/15/29 #		295,000	173,211
Warnermedia Holdings 144A 5.141% 3/15/52 #		235,000	171,744
			9,274,501
Consumer Cyclical — 7.16%
Alibaba Group Holding 3.40% 12/6/27		1,000,000	921,572
Alsea 144A 7.75% 12/14/26 #		1,570,000	1,559,355
Arches Buyer 144A 6.125% 12/1/28 #		463,000	372,180
Arcos Dorados 144A 6.125% 5/27/29 #		845,000	820,018
B2W Digital 144A 4.375% 12/20/30 #		200,000	126,788
Carnival
144A 5.75% 3/1/27 #		291,000	208,289
144A 7.625% 3/1/26 #		1,598,000	1,269,395

Falabella 144A 3.75% 10/30/27 #		500,000	452,567
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)

Hyundai Capital Services 144A 3.75% 3/5/23 #	900,000	$ 897,213
Kia 144A 1.75% 10/16/26 #	200,000	172,135
Lithia Motors
144A 3.875% 6/1/29 #	222,000	182,829
144A 4.375% 1/15/31 #	162,000	132,092
144A 4.625% 12/15/27 #	17,000	15,362

LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	478,000	423,656
Michaels
144A 5.25% 5/1/28 #, *	351,000	282,813
144A 7.875% 5/1/29 #	852,000	570,796

PetSmart 144A 7.75% 2/15/29 #	590,000	555,230
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	360,000	287,935
Sands China 5.625% 8/8/25	600,000	574,435
Staples
144A 7.50% 4/15/26 #	720,000	621,173
144A 10.75% 4/15/27 #	500,000	360,840
VICI Properties
4.95% 2/15/30	50,000	47,663
5.125% 5/15/32	95,000	88,148
		10,942,484
Consumer Non-Cyclical — 3.25%
American Greetings 144A 8.75% 4/15/25 #	118,000	113,547
DP World 4.70% 9/30/49	200,000	168,866
DP World Crescent 3.875% 7/18/29	600,000	562,544
Encompass Health 4.625% 4/1/31	155,000	133,474
Endo Luxembourg Finance I 144A 6.125% 4/1/29 #, ‡	42,000	31,940
Grifols Escrow Issuer 144A 4.75% 10/15/28 #	147,000	127,104
Hadrian Merger Sub 144A 8.50% 5/1/26 #	239,000	211,564
JBS USA LUX
144A 3.00% 2/2/29 #	268,000	222,390
144A 3.625% 1/15/32 #	400,000	324,578

Kronos Acquisition Holdings 144A 5.00% 12/31/26 #	306,000	265,072
MajorDrive Holdings IV 144A 6.375% 6/1/29 #	743,000	555,386
MARB BondCo 144A 3.95% 1/29/31 #	200,000	153,926
Medline Borrower
144A 2.403% 10/1/29 #, *	103,000	81,994
144A 3.875% 4/1/29 #	579,000	467,684

NQ-IV940 [12/22] 2/23 (2747685)    3

Schedule of investments
Delaware Ivy Strategic Income Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

ModivCare Escrow Issuer 144A 5.00% 10/1/29 #, *	402,000	$ 339,529
Par Pharmaceutical 144A 7.50% 4/1/27 #, ‡	342,000	260,638
Pilgrim's Pride 144A 4.25% 4/15/31 #	433,000	368,916
Teva Pharmaceutical Finance Netherlands III 6.75% 3/1/28	400,000	390,918
US Renal Care 144A 10.625% 7/15/27 #	851,000	187,220
		4,967,290
Electric — 2.08%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	620,000	474,999
Adani Transmission 4.25% 5/21/36	169,000	130,273
Enel Chile 4.875% 6/12/28	840,000	820,066
Enel Finance International 144A 6.80% 10/14/25 #	200,000	205,581
Kallpa Generacion 144A 4.875% 5/24/26 #	1,000,000	961,892
Minejesa Capital 5.625% 8/10/37	200,000	156,061
TerraForm Power Operating 144A 5.00% 1/31/28 #	115,000	103,697
Vistra Operations
144A 4.30% 7/15/29 #	52,000	46,894
144A 4.375% 5/1/29 #	182,000	157,181
144A 5.00% 7/31/27 #	132,000	122,799
		3,179,443
Energy — 8.08%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	96,000	85,721
144A 7.00% 11/1/26 #	236,000	229,290
Bellatrix Exploration
8.50% 9/11/23 =	228,000	0
12.50% 12/15/23 =	249,000	0

BP Capital Markets America 2.721% 1/12/32	285,000	238,306
Callon Petroleum
144A 7.50% 6/15/30 #, *	1,605,000	1,470,661
144A 8.00% 8/1/28 #	75,000	71,593

Cosan 144A 5.50% 9/20/29 #	700,000	660,016
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	210,000	195,661
144A 6.00% 2/1/29 #	49,000	45,029

		Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Ecopetrol 6.875% 4/29/30		49,000	$ 44,547
Energy Transfer 6.50% 11/15/26 μ, ψ		267,000	230,288
EQM Midstream Partners 144A 4.75% 1/15/31 #		2,475,000	2,028,151
Ferrellgas 144A 5.375% 4/1/26 #		187,000	170,338
Genesis Energy
7.75% 2/1/28		345,000	318,111
8.00% 1/15/27		590,000	558,034

Geopark 144A 5.50% 1/17/27 #		600,000	516,795
Laredo Petroleum 10.125% 1/15/28		351,000	342,834
Mesquite Energy 144A 7.25% 2/15/23 ‡		122,000	1,983
Moss Creek Resources Holdings 144A 7.50% 1/15/26 #		321,000	289,914
Murphy Oil 6.375% 7/15/28		1,627,000	1,568,395
NuStar Logistics
6.00% 6/1/26		1,210,000	1,167,199
6.375% 10/1/30		1,225,000	1,134,889

Petrobras Global Finance 5.60% 1/3/31 *		500,000	476,392
Petroleos Mexicanos 6.70% 2/16/32		237,000	186,567
Petronas Capital 144A 3.50% 4/21/30 #		350,000	320,099
			12,350,813
Finance Companies — 0.52%
Aircastle 4.40% 9/25/23		800,000	792,263
			792,263
Financials — 1.15%
Corp Inmobiliaria Vesta 144A 3.625% 5/13/31 #		400,000	321,700
Country Garden Holdings 7.25% 4/8/26		200,000	127,672
First Abu Dhabi Bank 4.50% 4/5/26 μ, ψ		200,000	192,038
Greenko Mauritius 144A 6.25% 2/21/23 #, *		450,000	448,312
Highlands Holdings Bond Issuer 144A PIK 7.625% 10/15/25 #, >		320,897	300,242
Logan Group 5.75% 1/14/25		200,000	45,500
Vonovia 0.625% 12/14/29	EUR	400,000	315,589
			1,751,053

4    NQ-IV940 [12/22] 2/23 (2747685)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Industrials — 0.80%
Adtalem Global Education 144A 5.50% 3/1/28 #	653,000	$ 593,394
Booz Allen Hamilton 144A 3.875% 9/1/28 #	74,000	65,692
InRetail Shopping Malls 144A 5.75% 4/3/28 #	600,000	566,297
		1,225,383
Insurance — 1.78%
AIA Group 144A 3.375% 4/7/30 #	200,000	176,187
Ardonagh Midco 2 144A PIK 11.50% 1/15/27 #, >>	850,984	812,690
MetLife 10.75% 8/1/69	530,000	705,382
Sagicor Financial 144A 5.30% 5/13/28 #	1,100,000	1,032,097
		2,726,356
Real Estate Investment Trusts — 0.44%
American Homes 4 Rent 3.625% 4/15/32	105,000	88,603
HAT Holdings I 144A 3.375% 6/15/26 #	87,000	75,707
Trust Fibra Uno 144A 4.869% 1/15/30 #, *	600,000	516,315
		680,625
Technology — 3.39%
Autodesk 2.40% 12/15/31	225,000	180,320
CDW 3.276% 12/1/28	95,000	81,513
Consensus Cloud Solutions
144A 6.00% 10/15/26 #	97,000	91,132
144A 6.50% 10/15/28 #	233,000	214,609

Entegris Escrow 144A 4.75% 4/15/29 #	215,000	196,500
HCL America 144A 1.375% 3/10/26 #	750,000	664,141
Iron Mountain 144A 5.25% 7/15/30 #	348,000	303,197
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	1,065,000	886,235
NCR
144A 5.00% 10/1/28 #	314,000	268,208
144A 5.125% 4/15/29 #	1,118,000	937,005
144A 5.25% 10/1/30 #	106,000	87,623
144A 6.125% 9/1/29 #	141,000	132,069
Sabre GLBL
144A 7.375% 9/1/25 #	40,000	38,508
144A 9.25% 4/15/25 #	102,000	101,783

		Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)

Tencent Holdings 144A 2.985% 1/19/23 #		1,000,000	$ 999,139
			5,181,982
Transportation — 3.34%
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, ψ	EUR	800,000	727,079
Adani International Container Terminal 144A 3.00% 2/16/31 #		187,500	147,067
Azul Investments 144A 7.25% 6/15/26 #		200,000	122,588
Babcock International Group 1.375% 9/13/27	EUR	1,250,000	1,117,680
Burlington Northern Santa Fe 2.875% 6/15/52		180,000	120,868
Empresa de Transporte de Pasajeros Metro 144A 3.65% 5/7/30 #, *		600,000	546,166
ENA Master Trust 144A 4.00% 5/19/48 #		200,000	141,104
Grupo Aeromexico 144A 8.50% 3/17/27 #		1,500,000	1,326,737
Lima Metro Line 2 Finance 144A 5.875% 7/5/34 #		94,621	92,069
Rumo Luxembourg 144A 5.25% 1/10/28 #		800,000	759,000
			5,100,358
Utilities — 0.95%
Comision Federal de Electricidad 144A 3.875% 7/26/33 #, *		750,000	570,601
Grupo Energia Bogota 144A 4.875% 5/15/30 #		200,000	179,820
Perusahaan Listrik Negara 144A 5.45% 5/21/28 #		700,000	694,467
			1,444,888
Total Corporate Bonds (cost $97,028,777)			84,486,140

Municipal Bonds — 0.87%
Commonwealth of Puerto Rico (Restructured)
Series A-1 2.986% 7/1/24^		31,434	29,146
Series A-1 4.00% 7/1/35		68,614	57,908
Series A-1 4.00% 7/1/37		22,930	18,817

NQ-IV940 [12/22] 2/23 (2747685)    5

Schedule of investments
Delaware Ivy Strategic Income Fund   (Unaudited)
	Principalamount°	Value (US $)

Municipal Bonds (continued)

GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	1,457,999	$ 1,221,074
Total Municipal Bonds (cost $1,504,207)		1,326,945

Non-Agency Collateralized Mortgage Obligations — 3.71%
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 5.828% (SOFR + 1.90%) 12/25/41 #, •	3,000,000	2,848,900
Series 2022-R02 2M2 144A 6.928% (SOFR + 3.00%) 1/25/42 #, •	3,000,000	2,826,696
Total Non-Agency Collateralized Mortgage Obligations (cost $6,000,000)		5,675,596

Non-Agency Commercial Mortgage-Backed Securities — 0.53%
BANK Series 2022-BNK39 B 3.239% 2/15/55 •	600,000	446,530
Benchmark Mortgage Trust Series 2020-B21 C 3.346% 12/17/53 •	500,000	358,370
Total Non-Agency Commercial Mortgage-Backed Securities (cost $957,542)		804,900

Loan Agreements — 4.72%
Amynta Agency Borrower Tranche B 1st Lien 8.884% (LIBOR01M + 4.50%) 2/28/25 •	884,807	840,566
Applied Systems 2nd Lien 11.33% (LIBOR03M + 3.50%) 9/17/27 •	539,334	537,986
Ascent Resources Utica Holdings 2nd Lien 12.941% (LIBOR01M + 4.50%) 11/1/25 •	179,000	189,591
CNT Holdings I 2nd Lien 10.489% (SOFR03M + 6.75%) 11/6/28 •	375,000	355,625
CP Atlas Buyer Tranche B 7.884% (LIBOR03M + 9.00%) 11/23/27 •	790,193	694,876
Endo Luxembourg Finance I 13.50% (SOFR01M + 4.275%) 3/27/28 •	246,875	201,203
Foresight Energy Tranche A 12.73% (SOFR03M + 6.75%) 6/30/27 •	287,978	285,099
	Principalamount°	Value (US $)

Loan Agreements (continued)
Form Technologies Tranche B 9.199% (SOFR03M + 6.65%) 7/22/25 •	1,870,117	$ 1,630,119
Frontier Communications Tranche B 8.50% (LIBOR01M + 3.50%) 5/1/28 •	245,625	235,186
Jones DesLauriers Insurance Management 1st Lien 8.812% (LIBOR03M + 8.00%) 3/27/28 •	177,961	122,233
Jones DesLauriers Insurance Management 1st Lien TBD 8.812% (LIBOR03M + 4.50%) 3/27/28 X, •	781,331	536,660
MLN US HoldCo
11.154% (SOFR01M + 5.00%) 10/18/27 •	1,413,880	1,145,243
13.704% (SOFR03M + 4.65%)Tranche B 10/18/27 •	427,200	331,080

United PF Holdings 1st Lien 13.23% (SOFR01M + 7.54%) 12/30/26 •	122,495	110,245
Total Loan Agreements (cost $7,852,595)		7,215,712

Sovereign Bonds — 6.30%Δ
Brazil — 0.17%
Brazilian Government International Bond 3.75% 9/12/31 *	300,000	252,831
		252,831
Chile — 0.51%
Chile Government International Bond 2.55% 7/27/33	1,000,000	785,618
		785,618
Colombia — 0.32%
Colombia Government International Bonds
3.125% 4/15/31	200,000	149,143
4.50% 3/15/29	400,000	347,020
		496,163
Costa Rica — 0.13%
Costa Rica Government International Bond 144A 4.25% 1/26/23 #	200,000	199,519
		199,519

6    NQ-IV940 [12/22] 2/23 (2747685)

(Unaudited)
	Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Dominican Republic — 0.11%
Dominican Republic International Bond 144A 4.875% 9/23/32 #	200,000	$ 166,762
		166,762
Indonesia — 2.11%
Indonesia Government International Bonds
2.95% 1/11/23	2,400,000	2,380,920
3.85% 10/15/30 *	900,000	844,364
		3,225,284
Mexico — 0.73%
Mexico Government International Bonds
3.25% 4/16/30 *	654,000	571,366
3.50% 2/12/34	670,000	537,855
		1,109,221
Morocco — 0.29%
Morocco Government International Bond 144A 2.375% 12/15/27 #	500,000	436,889
		436,889
Panama — 0.55%
Panama Notas del Tesoro 3.75% 4/17/26	900,000	848,709
		848,709
Peru — 1.19%
Corp Financiera DE Desarrollo 5.25% 7/15/29 μ	200,000	191,859
Peruvian Government International Bonds
2.392% 1/23/26	1,000,000	922,463
2.783% 1/23/31	850,000	705,270
		1,819,592
Serbia — 0.19%
Serbia International Bond 144A 2.125% 12/1/30 #	400,000	288,840
		288,840
Total Sovereign Bonds (cost $10,772,162)		9,629,428

Supranational Banks — 0.69%
Banco Latinoamericano de Comercio Exterior 144A 2.375% 9/14/25 #	800,000	731,376
Corp Andina de Fomento 2.375% 5/12/23	320,000	316,403
	Principalamount°	Value (US $)

Supranational Banks (continued)
Total Supranational Banks (cost $1,117,760)		1,047,779

US Treasury Obligations — 12.20%
US Treasury Bonds
2.875% 5/15/52	2,400,000	$ 1,923,750
3.00% 8/15/52	1,940,000	1,598,984
4.00% 11/15/52	90,000	90,155
US Treasury Notes
2.75% 8/15/32	2,975,000	2,709,574
2.875% 5/15/32	2,220,000	2,046,563
3.875% 11/30/27 *	120,000	119,363
3.875% 11/30/29	255,000	253,346
4.125% 10/31/27	3,420,000	3,432,825
4.125% 11/15/32	260,000	265,383
4.50% 11/30/24 *	6,205,000	6,205,727
Total US Treasury Obligations (cost $19,085,671)		18,645,670
	Number of shares°
Common Stocks — 1.18%
Basic Industry — 0.43%
Foresight Energy =	42,271	649,699
Westmoreland Coal =, †	7,276	12,660
		662,359
Consumer Cyclical — 0.28%
Studio City International ADR †	19,076	113,693
Studio City International Holdings ADR *, †	46,303	275,966
True Religion Apparel =, †	2	37,334
		426,993
Energy — 0.22%
KCA Deutag International =, †	5,140	330,673
		330,673
Financials — 0.25%
New Cotai =, †	414,307	382,095
Riverbed Holdings =	32,302	8,075
		390,170
Total Common Stocks (cost $6,298,072)		1,810,195

NQ-IV940 [12/22] 2/23 (2747685)    7

Schedule of investments
Delaware Ivy Strategic Income Fund   (Unaudited)
	Number of shares°	Value (US $)

Preferred Stock — 0.01%
True Religion Apparel 0.000% =, ω	2	$ 11,435
Total Preferred Stock (cost $37,635)		11,435

Warrants — 0.01%
California Resources †	1,368	17,237
Total Warrants (cost $119,109)		17,237

Short-Term Investments — 2.32%
Money Market Mutual Funds — 2.32%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	888,517	888,517
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	888,517	888,517
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	888,517	888,517
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	888,517	888,517
Total Short-Term Investments (cost $3,554,068)		3,554,068

Total Value of Securities Before Securities Lending Collateral—98.14% (cost $170,886,105)		150,010,265■

	Number of shares°	Value (US $)
Securities Lending Collateral — 6.69%
Money Market Mutual Fund — 6.69%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 4.31%)	10,221,645	$ 10,221,645
Total Securities Lending Collateral (cost $10,221,645)		10,221,645

Total Value of Securities—104.83% (cost $181,107,750)		160,231,910
Obligation to Return Securities Lending Collateral — (6.69%)		(10,221,645)
Receivables and Other Assets Net of Liabilities — 1.86%		2,839,735
Net Assets Applicable to 17,696,118 Shares Outstanding—100.00%		$152,850,000
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $81,990,384, which represents 53.64% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
*	Fully or partially on loan.
>>	PIK. 100% of the income received was in the form of principal.
‡	Non-income producing security. Security is currently in default.

8    NQ-IV940 [12/22] 2/23 (2747685)

(Unaudited)
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
>	PIK. 100% of the income received was in the form of cash.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
X	This loan will settle after December 31, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
■	Includes $9,677,796 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $788,417.
 The following foreign currency exchange contracts and futures contracts were outstanding at December 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	EUR	(1,962,784)	USD	2,050,226	1/20/23	$—	$(47,752)
TD	CAD	(995,000)	USD	747,962	1/20/23	13,026	—
TD	EUR	(1,062,784)	USD	1,109,462	1/20/23	—	(26,526)
Total Foreign Currency Exchange Contracts						$13,026	$(74,278)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
8	US Treasury Long Bonds	$1,002,750	$1,002,583	3/22/23	$167	$—	$(1,250)
58	US Treasury 5 yr Notes	6,259,922	6,259,576	3/31/23	346	—	(4,985)
16	US Treasury 10 yr Notes	1,796,750	1,801,788	3/22/23	—	(5,038)	(4,985)
45	US Treasury 10 yr Ultra Notes	5,322,656	5,351,462	3/22/23	—	(28,806)	(2,812)
Total Futures Contracts			$14,415,409		$513	$(33,844)	$(14,032)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
GNMA – Government National Mortgage Association
JPMCB – JPMorgan Chase Bank
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
PIK – Payment-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
NQ-IV940 [12/22] 2/23 (2747685)    9

Schedule of investments
Delaware Ivy Strategic Income Fund   (Unaudited)
Summary of abbreviations: (continued)
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
TD – TD Bank
yr – Year
Summary of currencies:
CAD – Canadian Dollar
EUR – European Monetary Unit
USD – US Dollar
10    NQ-IV940 [12/22] 2/23 (2747685)